8. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivable Net And Other Receivables Tables Abstract
Schedule of trade accounts receivable, net and notes receivable
	12.31.18	12.31.17
Trade accounts receivable, net
Domestic customers	1,098.7	1,622.8
Domestic related parties	-	2.6
Foreign customers	1,974.0	2,754.0
Foreign related parties	59.3	27.2
	3,132.0	4,406.6
( - ) Adjustment to present value	(10.3)	(13.7)
( - ) Expected credit losses	(508.8)	(467.6)

	2,612.9	3,925.3

Current	2,604.9	3,919.0
Non-current	8.0	6.3

Notes receivable	235.4	260.6
( - ) Adjustment to present value	(0.3)	(0.3)
( - ) Expected credit losses	(31.0)	(30.8)

	204.1	229.5

Current	115.1	113.1
Non-current (1)	89.0	116.4

Schedule of Agribusiness Receivable Certificate
12.31.18
Operation	Date	Maturity	Average rate	Principal value	Updated Value

CRA 2019 - 2sd Issue	04.19.2016	04.19.2019	96,5% CDI	1,000.0	1,026.9
CRA 2020 - 3th Issue	12.16.2016	12.16.2020	96,0% CDI	780.0	781.7
CRA 2023 - 3th Issue	12.16.2016	12.18.2023	IPCA + 5,90%	720.0	788.9
				2,500.0	2,597.5

Schedule of allowance for doubtful accounts
	12.31.18	12.31.17
Beginning balance	(467.6)	(406.5)
Inicial adoption IFRS 9	(12.6)	-
Transfer - held for sale (1)	9.0	-
Business combination	-	(11.6)
Provision	(46.3)	(75.3)
Write-offs	49.5	30.8
Exchange rate variation	(40.8)	(5.0)
Ending balance	(508.8)	(467.6)

Schedule of aging of trade accounts receivable
	12.31.18	12.31.17
Current	2,451.6	3,272.1
Overdue
01 to 60 days	133.0	364.3
61 to 90 days	25.4	98.9
91 to 120 days	10.6	33.7
121 to 180 days	27.0	74.6
181 to 360 days	36.8	170.8
More than 360 days	447.6	392.2
( - ) Adjustment to present value	(10.3)	(13.7)
( - ) Expected credit losses	(508.8)	(467.6)
	2,612.9	3,925.3